Financial Assets and Liabilities	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Financial Assets and Liabilities

Note 11—Financial Assets and Liabilities

Financial assets and liabilities comprise the following:

(EUR’000)	June 30, 2026	December 31, 2025
Financial assets by category
Trade receivables	206,505	141,333
Other receivables (excluding indirect tax receivables)
Lease receivables	26,073	10,268
Other receivables	8,687	9,322
Cash and cash equivalents	812,260	616,041
Financial assets measured at amortized cost	1,053,525	776,964
Total financial assets	1,053,525	776,964
Classified in the statement of financial position
Non-current assets	26,489	10,870
Current assets	1,027,036	766,094
Total financial assets	1,053,525	776,964

Financial liabilities by category
Borrowings
Convertible senior notes	—	429,391
Royalty funding liabilities	301,789	290,871
Lease liabilities	148,285	151,524
Trade payables and accrued expenses	103,920	90,657
Other liabilities (excluding indirect tax, and employee related payables)	12,246	1,046
Financial liabilities measured at amortized cost	566,240	963,489
Derivative liabilities	—	256,231
Financial liabilities measured at fair value through profit or loss	—	256,231
Total financial liabilities	566,240	1,219,720
Classified in the statement of financial position
Non-current liabilities	384,642	385,254
Current liabilities	181,598	834,466
Total financial liabilities	566,240	1,219,720

Borrowings

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million) after deducting the initial purchasers’ discounts and commissions and offering expenses. The convertible notes ranked equally in right of payment with all then-existing and future senior unsecured indebtedness and, prior to redemption, bore interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year.

On May 6, 2026, the Company completed its previously announced optional redemption process in respect of all of the aggregate principal amount outstanding of its 2.25% convertible notes due 2028. Within the redemption period, all holders of the convertible notes surrendered their notes for conversion, whereupon the Company delivered 3,635,813 ordinary shares (following the exchange of all outstanding ADSs for ordinary shares on April 20, 2026), together with cash in lieu of fractional shares. Refer to Note 4, “Significant Events in the Reporting Period” for further details.

Royalty Funding Liabilities

The Company has entered into capped synthetic royalty funding agreements with Royalty Pharma (the “Purchaser”), which is presented as part of borrowings, and represents the Company’s contractual obligations to pay a predetermined percentage of future commercial revenue until reaching a predetermined multiple of proceeds received, according to the detailed provisions of the synthetic royalty funding agreements.

As of June 30, 2026, the carrying amount of the royalty funding liabilities was €301.8 million, and the fair value was €303.0 million. Fair value cannot be measured based on quoted prices in active markets or other observable inputs, and accordingly the fair value was measured by using an estimated market rate for an equivalent instrument.

YORVIPATH Agreement

In September 2024, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Yorvipath Agreement”) with the Purchaser. The net proceeds were $148.2 million (€134.2 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Yorvipath Agreement, the Company received an upfront payment of $150.0 million (the “Yorvipath Purchase Price”) in exchange for a 3% royalty on net revenue from sales of YORVIPATH in the U.S. (the “Yorvipath Revenue Payments”). The Yorvipath Revenue Payments to the Purchaser will cease upon reaching a multiple of the Yorvipath Purchase Price of 2.0 times, or 1.65 times if the Purchaser receives Yorvipath Revenue Payments in that amount by December 31, 2029.

The Royalty Pharma Yorvipath Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 2.0 times the Yorvipath Purchase Price minus the Yorvipath Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to September 30, 2028, and the Company has paid the Purchaser Yorvipath Revenue Payments equal to the Yorvipath Purchase Price as of the date of the buy-out notice, then the buy-out amount is equal to 1.65 times the Yorvipath Purchase Price minus the Yorvipath Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice.

SKYTROFA Agreement

In September 2023, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Skytrofa Agreement”) with the Purchaser. The net proceeds were $146.3 million (€136.3 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Skytrofa Agreement, the Company received an upfront payment of $150.0 million (the “Skytrofa Purchase Price”) in exchange for a 9.15% royalty on net revenue from sales of SKYTROFA in the U.S., beginning on January 1, 2025 (the “Skytrofa Revenue Payments”). The Skytrofa Revenue Payments to the Purchaser will cease upon reaching a multiple of the Skytrofa Purchase Price of 1.925 times, or 1.65 times if the Purchaser receives Skytrofa Revenue Payments in that amount by December 31, 2031.

The Royalty Pharma Skytrofa Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 1.925 times the Skytrofa Purchase Price minus the Skytrofa Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to December 31, 2028, and the Company has paid the Purchaser Skytrofa Revenue Payments equal to the Skytrofa Purchase Price as of the date of the buy-out notice, then the buy-out amount is equal to 1.65 times the Skytrofa Purchase Price minus the Skytrofa Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice.

Derivative Liabilities

Prior to the full redemption of the convertible notes on May 6, 2026, derivative liabilities related to the foreign currency conversion option embedded in the convertible notes.

Because fair value could not be measured based on quoted prices in active markets or other observable inputs, derivative liabilities were measured using the Black-Scholes option pricing model prior to redemption. Fair value of the option was calculated applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) an expected dividend yield of zero; and (6) an expected volatility using the Company’s share price (48.9% as of December 31, 2025).

For additional description of fair values, refer to the following section “Fair Value Measurement.”

Fair Value Measurement

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximates carrying amount. Fair value of lease liabilities is not disclosed. Fair value compared to carrying amount of convertible notes, royalty funding liabilities and derivative liabilities, and their level in the fair value hierarchy is summarized in the following table, where:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

	June 30, 2026		December 31, 2025
(EUR’000)	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
Convertible senior notes	—	—	429,391	426,429	2
Royalty funding liabilities	301,789	303,011	290,871	296,899	3
Financial liabilities measured at amortized cost	301,789	303,011	720,262	723,328
Derivative liabilities	—	—	256,231	256,231	3
Financial liabilities measured at fair value through profit or loss	—	—	256,231	256,231

The following table specifies movements in Level 3 fair value measurements:

(EUR’000)	2026	2025
Derivative liabilities
January 1	256,231	150,670
Remeasurement recognized in finance (income) or expense	25,938	35,909
Reclassified to equity upon conversion to ordinary shares	(282,169)	—
June 30	—	186,579

Maturity Analysis

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated interim statements of financial position.

(EUR’000)	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
Financial liabilities
June 30, 2026
Borrowings	69,280	395,982	205,868	671,130	450,074
Trade payables, accrued expenses and other liabilities	116,166	—	—	116,166	116,166
Total financial liabilities	185,446	395,982	205,868	787,296	566,240

Borrowings comprise royalty funding and lease liabilities. Expected maturity for royalty funding liabilities is based on anticipated amount and timing of future revenue from sale of commercial products. Further details regarding the payment structure of the royalty funding agreements are provided above.